Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 31, 2018
Contractual Obligation, Total	$ 147,632	$ 147,632
Commitment Pursuant to Newbuilding Agreement for M/T Eco California [Member]
Contractual Obligation, Total		20,793
Commitment Pursuant to Newbuilding Agreement for M/T Eco Marina Del Rey [Member]
Contractual Obligation, Total		29,027
Commitment Pursuant to Newbuilding Agreement for M/T Eco Bel Air [Member]
Contractual Obligation, Total		48,906
Commitment Pursuant to Newbuilding Agreement for M/T Eco Beverley Hills [Member]
Contractual Obligation, Total		$ 48,906